DECHERT PRICE & RHOADS
                             1775 Eye Street, N.W.
                              Washington, DC 20006


                               September 28, 1999

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                  Re:    The MainStay Funds
                         File Nos. 33-02610 and 811-04550

Dear Sirs:

          On behalf of The MainStay Funds, a registered management investment company (the "Trust"), we hereby certify that, pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), the forms of prospectuses that would have been filed pursuant to Rule 497(c) on behalf of the Trust do not differ from those contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 52, filed September 27, 1999. The text of
Post-Effective Amendment No. 52 was filed electronically (accession number 0000950123-99-008841). The definitive form of the Trust's Statement of
Additional Information is being filed under separate cover pursuant to Rule 497(c) under the Act.

          Please do not hesitate to contact me at (202) 261-3359 or Ruth S. Epstein at (202) 261-3322 if you have any questions regarding the attached filing.

                                Sincerely,

                                /s/ Jennifer Epstein
                                --------------------
                                Jennifer O. Epstein (Admitted only in New York)

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